CVC - DEBT - Debt Transaction Subsequent to Merger (Details)					1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 11, 2016 USD ($)	Apr. 26, 2016 USD ($)	Apr. 17, 2013 USD ($)	Oct. 12, 2012 USD ($)	Oct. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Jun. 20, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 09, 2016 USD ($)	Jul. 21, 2016 USD ($)	Jun. 21, 2016 USD ($)	Oct. 31, 2015 USD ($)
Debt Instrument [Line Items]
Principal Amount						$ 5,733,013,000			$ 4,693,675,000
Credit facility						$ 5,690,002,000			4,643,523,000	$ 3,444,790,000
Line of credit facility, aggregate principal amount				$ 480,000,000
Repayments of lines of credit		$ 1,477,200,000
Document Period End Date						Mar. 31, 2018
Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				2.50%
Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate				3.50%
Senior Notes
Debt Instrument [Line Items]
Principal Amount						$ 16,239,245,000			$ 16,289,245,000
CSC Credit Facilities
Debt Instrument [Line Items]
Percentage of proceeds from asset sales required to pay down term loans									100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met									50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled									0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt									4.5
Line of credit facility, covenant, leverage ratio									5.0
Line of credit facility, covenant, minimum undrawn letters of credit									$ 15,000,000
Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate							3.25%
Term Loan
Debt Instrument [Line Items]
Repayments of lines of credit			$ 2,030,699,000	$ 480,000,000
Deferred financing costs	$ 7,249,000
Issue Discount	6,250,000
Term Loan | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate							2.25%
Cablevision Systems Corporation And Subsidiaries | Senior Notes Due 2023 | Senior Notes
Debt Instrument [Line Items]
Principal Amount														$ 1,800,000,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Principal Amount														2,000,000,000
Cablevision Systems Corporation And Subsidiaries | Guaranteed Senior Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Principal Amount														1,000,000,000
Cablevision Systems Corporation And Subsidiaries | Guaranteed Senior Notes Due 2027 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate					5.50%
Proceeds from credit facility debt					$ 1,310,000,000
Cablevision Systems Corporation And Subsidiaries | CSC Credit Facilities
Debt Instrument [Line Items]
Percentage of proceeds from asset sales required to pay down term loans							100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met							50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled							0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt							4.5
Line of credit facility, covenant, leverage ratio							5.0
Line of credit facility, covenant, minimum undrawn letters of credit							$ 15,000,000
Cablevision Systems Corporation And Subsidiaries | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, aggregate principal amount											$ 2,300,000,000	$ 2,105,000,000		2,000,000,000
Line of credit facility, increase in borrowing capacity												$ 35,000,000	$ 70,000,000
Cablevision Systems Corporation And Subsidiaries | Revolving Credit Facility | Revolving Credit Facility Due 2020
Debt Instrument [Line Items]
Line of credit facility, increase in borrowing capacity											20,000,000
Cablevision Systems Corporation And Subsidiaries | Revolving Credit Facility | Revolving Credit Facility Due 2021
Debt Instrument [Line Items]
Line of credit facility, increase in borrowing capacity											$ 2,280,000,000
Cablevision Systems Corporation And Subsidiaries | Term Loan
Debt Instrument [Line Items]
Principal Amount														$ 3,800,000,000
Line of credit facility periodic payment, percentage of principal							0.25%
Write-off the deferred financing costs and the unamortized discount	$ 102,894,000
Line of credit facility, periodic payment amount								$ 9,500,000
Cablevision Systems Corporation And Subsidiaries | Term Loan | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate							2.00%
Cablevision Systems Corporation And Subsidiaries | Term Loan | Extended Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate							3.75%
Cablevision Systems Corporation And Subsidiaries | Term Loan | Extended Term Loan | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate							3.00%
Cablevision Systems Corporation And Subsidiaries | Term Loan | Extended Term Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							0.75%